Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Changes in Property, Plant and Equipment
The changes in property, plant and equipment during the fiscal years ended on December 31, 2020 and 2019 are as follows:

	12/31/2020
Item	Original value at beginning of fiscal year	Total life estimated in years	Increases	Decreases	Depreciation for the fiscal year				Residual value at the end of the fiscal year
					Accumulated at the beginning	Decrease	For the fiscal year	At the end
Cost
Real property	29,821,961	50	678,094	25,227	1,890,000	12,096	617,806	2,495,710	27,979,118
Furniture and facilities	3,682,851	10	308,616	782	1,435,143	28	370,087	1,805,202	2,185,483
Machinery and equipment	4,861,732	5	630,516	106	2,584,279	45	871,640	3,455,874	2,036,268
Vehicles	837,976	5	80,942	62,807	684,402	58,325	75,190	701,267	154,844
Work in progress	1,189,216		465,125	815,824					838,517
Right of use real property	1,665,298	5	528,499	117,714	412,352	33,458	521,980	900,874	1,175,209
Other	2,667		28		2,648		21	2,669	26

Total property, plant and equipment (1)	42,061,701		2,691,820	1,022,460	7,008,824	103,952	2,456,724	9,361,596	34,369,465

	12/31/2019
Item	Original value at beginning of fiscal year	Total life estimated in years	Increases	Decreases	Depreciation for the fiscal year				Residual value at the end of the fiscal year
					Accumulated at the beginning	Decrease	For the fiscal year	At the end
Cost
Real property	27,620,633	50	2,352,622	151,294	1,474,810	118,384	533,574	1,890,000	27,931,961
Furniture and facilities	3,437,685	10	724,740	479,574	1,602,518	477,285	309,910	1,435,143	2,247,708
Machinery and equipment	7,645,815	5	860,294	3,644,377	5,283,492	3,640,537	941,324	2,584,279	2,277,453
Vehicles	830,915	5	133,984	126,923	666,680	65,487	83,209	684,402	153,574
Work in progress	2,046,200		1,979,389	2,836,373					1,189,216
Right of use real property		5	1,810,801	145,503		41,271	453,623	412,352	1,252,946
Other	2,465		202		2,423		225	2,648	19

Total property, plant and equipment (1)	41,583,713		7,862,032	7,384,044	9,029,923	4,342,964	2,321,865	7,008,824	35,052,877

(1)	During fiscal years 2020 and 2019, this item observed transfers to and from property, plant and equipment and/or non-current assets held for sale.